CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - GBP (£) £ in Millions	Share Capital and Premium [Member]	Other reserves [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Other equity interest [member]	Non-controlling interests [member]	Total
Beginning Balance at Dec. 31, 2017	£ 24,831	£ 13,553	£ 3,976	£ 42,360	£ 5,355	£ 237	£ 47,952
Comprehensive income
Profit for the period			2,280	2,280		37	2,317
Post-retirement defined benefit scheme remeasurements, net of tax			702	702			702
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax - debt securities		(47)		(47)			(47)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax - equity shares		(75)		(75)			(75)
Gains and losses attributable to own credit risk, net of tax			122	122			122
Movements in cash flow hedging reserve, net of tax		(464)		(464)			(464)
Currency translation differences (tax: nil)		5		5			5
Total other comprehensive income		(581)	824	243			243
Total comprehensive income		(581)	3,104	2,523		37	2,560
Transactions with owners
Dividends			(1,475)	(1,475)		(26)	(1,501)
Distributions on other equity instruments, net of tax			(205)	(205)			(205)
Issue of ordinary shares	142			142			142
Share buy back	(72)	72	(565)	(565)			(565)
Movement in treasury shares			35	35			35
Value of employee services:
Share option schemes			21	21			21
Other employee award schemes			104	104			104
Total transactions with owners	70	72	(2,085)	(1,943)		(26)	(1,969)
Realised gains and losses on equity shares held at fair value through other comprehensive income		141	(141)
Ending Balance at Jun. 30, 2018	24,901	13,185	4,854	42,940	5,355	248	48,543
Comprehensive income
Profit for the period			2,128	2,128		61	2,189
Post-retirement defined benefit scheme remeasurements, net of tax			(582)	(582)			(582)
Share of other comprehensive income of associates and joint ventures			8	8			8
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax - debt securities		(146)		(146)			(146)
Gains and losses attributable to own credit risk, net of tax			267	267			267
Movements in cash flow hedging reserve, net of tax		110		110			110
Currency translation differences (tax: nil)		(13)		(13)			(13)
Total other comprehensive income		(49)	(307)	(356)			(356)
Total comprehensive income		(49)	1,821	1,772		61	1,833
Transactions with owners
Dividends			(765)	(765)		(35)	(800)
Distributions on other equity instruments, net of tax			(228)	(228)			(228)
Issue of ordinary shares	20			20			20
Share buy back	(86)	86	(440)	(440)			(440)
Issue of other equity instruments			(5)	(5)	1,136		1,131
Movement in treasury shares			5	5			5
Value of employee services:
Share option schemes			32	32			32
Other employee award schemes			103	103			103
Total transactions with owners	(66)	86	(1,298)	(1,278)	1,136	(35)	(177)
Realised gains and losses on equity shares held at fair value through other comprehensive income		(12)	12
Ending Balance at Dec. 31, 2018	24,835	13,210	5,389	43,434	6,491	274	50,199
Comprehensive income
Profit for the period			2,193	2,193		32	2,225
Post-retirement defined benefit scheme remeasurements, net of tax			(129)	(129)			(129)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax - debt securities		(159)		(159)			(159)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax - equity shares		13		13			13
Gains and losses attributable to own credit risk, net of tax			(221)	(221)			(221)
Movements in cash flow hedging reserve, net of tax		687		687			687
Currency translation differences (tax: nil)		1		1			1
Total other comprehensive income		542	(350)	192			192
Total comprehensive income		542	1,843	2,385		32	2,417
Transactions with owners
Dividends			(1,523)	(1,523)		(91)	(1,614)
Distributions on other equity instruments, net of tax			(251)	(251)			(251)
Issue of ordinary shares	90			90			90
Share buy back	(113)	113	(879)	(879)			(879)
Redemption of preference shares	3	(3)
Issue of other equity instruments			(1)	(1)	396		395
Redemption of other equity instruments					(1,481)		(1,481)
Movement in treasury shares			71	71			71
Value of employee services:
Share option schemes			34	34			34
Other employee award schemes			88	88			88
Changes in non-controlling interests						(14)	(14)
Total transactions with owners	(20)	110	(2,461)	(2,371)	(1,085)	(105)	(3,561)
Realised gains and losses on equity shares held at fair value through other comprehensive income		2	(2)
Ending Balance at Jun. 30, 2019	£ 24,815	£ 13,864	£ 4,769	£ 43,448	£ 5,406	£ 201	£ 49,055